Equity - Additional Information (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2019 EUR (€) shares	Jan. 14, 2019 £ / shares shares	Oct. 31, 2018 USD ($)	May 08, 2017 £ / shares shares	Feb. 21, 2017 USD ($)	May 09, 2016 £ / shares
Disclosure of reserves within equity [line items]
Authorised share capital | shares		0
Total return of funds announced to shareholders						$ 500.0		$ 400.0
Share consolidation basis - number of new ordinary shares | shares					19		45
Share consolidation basis - nominal value per share of new ordinary shares | £ / shares					£ 0.20852		£ 0.19810		£ 0.18967
Share consolidation basis - number of existing ordinary shares | shares					20		47
Share consolidation basis - nominal value per share of existing ordinary shares | £ / shares					£ 0.19810		£ 0.18967		£ 0.15805
Special dividend paid	$ 510.0		$ 404.0
Reclassified from OCI to profit or loss - included in financial expenses	$ (38.0)	$ 8.0	$ 0.0
Consolidation of Shares | shares	10,000,000		9,000,000
Currency Translation Reserve [Member]
Disclosure of reserves within equity [line items]
Fair value of derivative instruments designated as hedges	$ 1.0	$ 1.0	$ 0.0
Treasury shares [member]
Disclosure of reserves within equity [line items]
Treasury shares transferred to employee share trusts | shares	800,000	800,000	900,000	800,000
Reduction in number of Treasury Shares due to share consolidation | shares	300,000		400,000
Number of treasury shares held | shares	5,700,000	6,800,000	7,600,000	5,700,000
Treasury shares held, nominal value	$ 1.6	$ 1.7	$ 2.0
Cash flow hedging reserve [member]
Disclosure of reserves within equity [line items]
Reclassified from OCI to profit or loss - included in financial expenses	(38.0)	8.0
EUR500m 2.125% bonds [member] | Cash flow hedging reserve [member]
Disclosure of reserves within equity [line items]
Reclassified from OCI to profit or loss - included in financial expenses	8.0	1.0
Change in fair value of currency swaps recognised in OCI	30.0	9.0
Notional amount | €				€ 500
Shares held by employee share trusts [member]
Disclosure of reserves within equity [line items]
Carrying value of shares held	$ 4.9	$ 3.6	$ 5.4
Number of shares held | shares	100,000	200,000	200,000
Market value of shares held	$ 9.6	$ 8.3	$ 12.1